Trade receivables - Disclosure of Age Analysis of Net Trade Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expected Loss Rates [Line Items]
Financial assets	€ 182,795	€ 239,651	€ 391,460
Trade receivables
Expected Loss Rates [Line Items]
Financial assets	100,469	31,324	141,306
Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	72,105	23,484	100,917
Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	24,815	2,857	22,723
Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	3,549	4,983	17,666
Trade receivables not yet due | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	88,376	24,777	89,219
Trade receivables not yet due | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	61,878	20,329	67,275
Trade receivables not yet due | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	24,532	898	14,644
Trade receivables not yet due | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,966	3,550	7,300
Up to 3 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	10,666	4,444	43,409
Up to 3 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	8,889	2,264	28,947
Up to 3 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	274	1,184	7,662
Up to 3 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,503	996	6,800
3 months - 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	783	1,242	4,548
3 months - 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	744	451	3,335
3 months - 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	0	775	269
3 months - 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	39	16	944
More than 6 months | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	644	861	4,130
More than 6 months | Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	594	440	1,360
More than 6 months | Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	9	0	148
More than 6 months | Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	€ 41	€ 421	€ 2,622